Assets and Liabilities Held for Sale Continued (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets And Liabilities Held For Sale Current [Abstract]
Cash and cash equivalents	$ 11	$ 0
Trade and other receivables	2	0
Inventories	1	3
Property, plant and equipment	2	70
Acquired properties	0	1
Trade and other payables	(3)	(3)
Provision for environmental rehabilitation	0	(6)
Net assets	$ 13	$ 65